Statements of Cash Flows - USD ($)	9 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Operating Activities
Net loss	$ (15,448,897)	$ (3,127,542)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of intangible assets	5,172	3,349
Amortization of debt discount	1,052,784	95,728
Shares previously retired	(444)
Derivative expense	1,145,093	(519,620)
Loss on settlement of debt	289,313
Penalties incurred on unpaid debt	(120,408)
Common stock issued and payable for services	12,279,796	1,916,161
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	197,618	39,116
Accrued expense	204,873	45,189
Other assets		(69,270)
Net Cash Used in Operating Activities	(395,100)	(577,559)
Investing Activities
Effect of reverse merger		(171,504)
Net cash Used in Investing Activities		(171,504)
Financing Activities
Net proceeds from issuance of related party payable	102,070
Proceeds from sale of common stock	12,000
Proceeds from issuance of convertible notes	321,260	763,430
Net Cash Provided by Financing Activities	435,330	763,430
Increase in Cash	40,230	14,367
Cash - Beginning of Period	385
Cash - End of Period	40,615	14,367
Supplemental Disclosure of Cash Flow Information
Stock issued on conversion of debt, interest and penalities	1,100,060
Derivative adjustment from debt extinguishment	10,590
Derivative settlement	1,459,101
Discount from derivative issuance	575,055
Stock issued for debt discount		100,000
Beneficial Conversion Feature		35,000
Stock issued for debt discount - derivative		1,119,560
Cash paid for:
Interest
Income taxes